Document And Entity Information	Apr. 10, 2023
Document Information [Line Items]
Entity, Registrant Name	Aravive, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 10, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36361
Entity, Tax Identification Number	26-4106690
Entity, Address, Address Line One	3730 Kirby Drive
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77098
City Area Code	936
Local Phone Number	355-1910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ARAV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001513818